Employee Future Benefits - Sensitivity Analysis (Details) $ in Millions	Dec. 31, 2024 CAD ($)
1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Registered Pension Plan | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 28
Registered Pension Plan | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Registered Pension Plan | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	14
Registered Pension Plan | U.S. | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | U.S. | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | U.S. | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | U.S. | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	10
Supplemental | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3
Other | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Other | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2
Other | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 0